GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Absolute Return Tracker Fund

(the “Fund”)

Supplement dated July 10, 2015 to the

Prospectus (the “Prospectus”) and the Statement of Additional Information (the “SAI”),

each dated April 30, 2015, as supplemented to date

Effective immediately, Matthew Hoehn no longer serves as a portfolio manager for the Fund. Accordingly, all references to Mr. Hoehn in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

SELSAT1PMSTK 7-15